UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22142

Oppenheimer Rochester Intermediate Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2018

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2018 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—100.0%
Alabama—0.1%
$230,000	AL Health Care Authority for Baptist Health of Alabama[1]	5.000%	11/15/2021	07/29/2018	A	$230,699
10,000	Lee County, AL Public Building Authority (DHR Building)[1]	4.375	09/01/2025	07/29/2018	A	10,023
						240,722
Arizona—3.2%
20,000	AZ Board of Regents COP (University of Arizona & Arizona State University BioMed)[1]	4.500	06/01/2031	07/29/2018	A	20,039
1,000,000	Glendale, AZ Transportation Excise Tax[1]	5.000	07/01/2029	07/01/2025	A	1,148,450
250,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	250,747
725,000	Navajo Nation, AZ1	5.500	12/01/2030	12/01/2025	A	816,894
250,000	Northern Arizona University[1]	5.000	06/01/2032	06/01/2025	A	284,167
1,000,000	Pima County, AZ IDA (American Leadership Academy)	4.750	06/15/2037	03/13/2034	B	998,740
75,000	Pima County, AZ IDA (Excalibur Charter School)	5.000	09/01/2026	01/06/2023	B	74,747
460,000	Tempe, AZ IDA (Mirabella at ASUN)	4.000	10/01/2023	10/01/2020	A	462,728
900,000	Tempe, AZ IDA (Mirabella at ASUN)	5.500	10/01/2027	04/26/2026	B	935,820
2,000,000	Westpark, AZ Community Facilities District	5.000	07/15/2032	07/15/2026	A	2,102,540
						7,094,872
California—16.2%
175,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2027	07/01/2027		209,734
315,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2028	07/01/2027	A	374,450
300,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2029	07/01/2027	A	355,038
325,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2030	07/01/2027	A	382,918
310,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2031	07/01/2027	A	364,436
310,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2032	07/01/2027	A	363,627
10,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	10,448
100,000	Atwater, CA Wastewater[1]	5.000	05/01/2033	05/01/2027	A	114,904
1,550,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2028	09/01/2023	A	1,678,634
2,250,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	07/29/2018	A	2,270,722

1      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$420,000	CA Educational Facilities Authority (Chapman University)[1]	5.000%	04/01/2025	04/01/2021	A	$454,763
2,000,000	CA GO1	5.000	08/01/2031	02/01/2025	A	2,308,060
5,000	CA GO1	6.000	08/01/2020	08/01/2018	A	5,019
185,000	CA GO1	6.500	04/01/2033	04/01/2019	A	191,817
225,000	CA GO1	6.500	04/01/2033	04/01/2019	A	233,651
500,000	CA Health Facilities Financing Authority (Children’s Hospital)[1]	5.000	11/01/2024	11/01/2021	A	548,555
1,000,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	5.000	11/01/2032	11/01/2025	A	1,127,140
125,000	CA Public Works (California Community Colleges)[1]	5.500	06/01/2022	07/29/2018	A	125,366
15,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	07/29/2018	A	15,050
340,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	B	361,349
1,250,000	CA Statewide CDA (CHF-Irvine)[1]	5.000	05/15/2032	05/15/2026	A	1,415,563
2,000,000	CA Statewide CDA (DHlth/ BMH/CmntyHOSB/MSrH/SFMH/ SNVMMH/CMF Obligated Group)[1]	5.625	07/01/2035	07/29/2018	A	2,007,060
100,000	Cerritos, CA Public Financing Authority[1]	5.000	11/01/2018	11/01/2018		101,234
1,500,000	Chula Vista, CA Municipal Financing Authority[1]	5.000	09/01/2026	09/01/2025	A	1,728,495
100,000	Compton, CA Community College District[1]	5.000	07/01/2018	07/01/2018		100,000
100,000	Compton, CA Community College District[1]	5.000	07/01/2019	07/01/2019		103,523
100,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.625	11/01/2025	05/01/2021	A	112,474
500,000	El Dorado County, CA Special Tax Community Facilities District No. 9288[1]	5.000	09/01/2024	09/01/2022	A	554,100
995,000	Indio, CA Community Facilities District Special Tax	5.000	09/01/2035	09/01/2025	A	1,065,973
500,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 43	5.000	09/01/2030	09/01/2026	A	558,085
500,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020	A	527,895
500,000	Lodi, CA Public Financing Authority[1]	5.250	10/01/2026	04/01/2022	A	546,965
250,000	Madera, CA Irrigation Financing Authority[1]	5.750	01/01/2026	01/01/2020	A	265,643
1,595,000	Modesto, CA Irrigation District Financing Authority (Electric System)[1]	5.000	10/01/2028	10/01/2025	A	1,841,667
100,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)	6.500	05/01/2026	05/01/2021	A	113,254

2      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$500,000	Palomar, CA Health[1]	5.000%	11/01/2031	11/01/2026	A	$553,750
495,000	Redwood City, CA Special Tax	5.000	09/01/2026	09/01/2022	A	539,510
500,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	538,015
250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2025	05/01/2022	A	275,748
250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2026	05/01/2022	A	275,265
1,375,000	Riverside County, CA Public Financing Authority[1]	5.000	10/01/2029	10/01/2025	A	1,576,905
100,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		108,786
400,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Assessment District)	5.250	09/02/2026	09/02/2018	A	412,956
45,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		45,471
200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		202,094
245,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		257,377
350,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		378,896
520,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2024	09/01/2023	A	563,155
250,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	08/01/2028	08/01/2022	A	280,268
1,010,000	San Gorgonio, CA Memorial Health Care District[1]	5.000	08/01/2025	08/01/2020	A	1,070,711
520,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2022	11/15/2022		580,980
500,000	South Gate, CA Utility Authority[1]	5.250	10/01/2026	10/01/2022	A	562,105
2,080,000	South Tahoe, CA Joint Powers Financing Authority[1]	5.000	10/01/2028	10/01/2025	A	2,379,541
120,000	Vernon, CA Electric System[1]	5.125	08/01/2021	05/03/2019	A	123,962
50,000	Vernon, CA Electric System	5.125	08/01/2021	05/22/2019	C	51,468
1,470,000	West Kern, CA Community College District[1]	5.000	11/01/2026	11/01/2025	A	1,714,623
100,000	Westlands, CA Water District[1]	5.000	09/01/2026	09/01/2022	A	111,031
20,000	Westlands, CA Water District[1]	5.000	09/01/2027	09/01/2022	A	22,164
80,000	Westlands, CA Water District[1]	5.000	09/01/2027	09/01/2022	A	90,423
1,045,000	William S. Hart CA Union High School District	5.000	09/01/2032	03/01/2025	A	1,118,767
						36,371,583
Colorado—0.8%
360,000	BNC, CO Metropolitan District No. 1[1]	5.000	12/01/2032	12/01/2027	A	408,841

3      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Colorado (Continued)
$525,000	Brighton Crossing, CO Metropolitan District No. 4	5.000%	12/01/2037	12/01/2025	A	$541,364
250,000	Interquest South, CO Business Improvement District	4.500	12/01/2030	07/28/2026	B	247,880
500,000	Plaza, CO Metropolitan District No. 1	5.000	12/01/2022	12/01/2022		540,155
						1,738,240
District of Columbia—0.5%
300,000	District of Columbia Student Dorm (Provident Group-Howard Properties)[1]	5.000	10/01/2030	10/01/2022	A	306,762
75,000	Metropolitan Washington D.C. Airport Authority[1]	5.125	10/01/2034	10/01/2018	A	75,681
850,000	Metropolitan Washington D.C. Airport Authority[1]	5.250	10/01/2025	10/01/2018	A	857,973
						1,240,416
Florida—6.1%
175,000	FL Board of Governors (State University System of Florida)[1]	6.250	07/01/2028	07/01/2018	A	176,750
500,000	FL Capital Trust Agency (Sarasota-Manatee Jewish Hsg. Council)	5.000	07/01/2032	07/01/2027	A	523,980
510,000	FL Capital Trust Agency (Viera Charter School)[1]	5.000	10/15/2037	10/15/2027	A	517,522
865,000	FL HEFFA (Bethune-Cookman University)[1]	5.375	07/01/2032	07/01/2020	A	872,716
825,000	FL HFC (Homeowner Mtg.)[1,2]	3.650	07/01/2041	07/01/2024	A	831,641
325,000	Halifax, FL Hospital Medical Center[1]	5.000	06/01/2035	06/01/2025	A	356,151
1,000,000	Lee County, FL IDA (VOA Lee County Health Care Facility)	5.375	12/01/2032	12/01/2027	A	1,022,550
1,000,000	Miami, FL Special Obligation[1]	5.000	03/01/2030	03/01/2023	A	1,104,680
65,000	Miami, FL Special Obligation (Street & Sidewalk Program)[1]	5.625	01/01/2039	01/01/2019	A	66,280
1,000,000	Miami-Dade County, FL Public Facilities (Jackson Health System)[1]	5.000	06/01/2033	06/01/2025	A	1,116,040
1,900,000	Miami-Dade County, FL School Board[1]	5.000	05/01/2032	05/01/2025	A	2,118,063
245,000	Mirabella, FL Community Devel. District	6.000	11/01/2026	10/14/2022	A	262,934
500,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000	04/01/2023	04/01/2022	A	545,145
3,000,000	Palm Beach County, FL HFA (ARLC/LVE/AT/ASCS/AMS Obligated Group)[1]	5.000	11/15/2032	11/15/2026	A	3,356,130
175,000	Pinellas County, FL Sewer[1]	5.000	10/01/2032	07/29/2018	A	175,480
120,000	South Lake County, FL Hospital District (South Lake Hospital)[1]	6.000	04/01/2029	04/01/2019	A	123,091

4      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$500,000	Tampa, FL Health System (Baycare Health System)[1]	5.000%	11/15/2026	05/15/2022	A	$551,025
						13,720,178
Georgia—1.4%
15,000	College Park, GA (Atlanta International Airport)[1]	4.500	01/01/2031	07/29/2018	A	15,031
1,100,000	DeKalb, GA Private Hospital Authority (CHAF/EAS/EPG/CASvcs/ CSS/CHA/ECHEU/SRCMC Obligated Group)[1]	5.250	11/15/2039	11/15/2019	A	1,147,322
340,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	347,514
40,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2023	07/29/2018	A	40,111
875,000	GA Municipal Electric Authority[1]	5.000	01/01/2032	01/01/2025	A	967,776
500,000	Randolph County, GA GO1	5.000	04/01/2030	04/01/2022	A	542,530
						3,060,284
Illinois—5.6%
720,000	Berwyn, IL GO1	5.000	12/01/2028	12/01/2018	A	728,899
1,000,000	Chicago, IL Board of Education[1]	5.750	04/01/2035	04/01/2027	A	1,139,870
525,000	Chicago, IL Board of Education[1]	6.000	01/01/2020	07/08/2019	B	538,309
780,000	Chicago, IL GO1	5.000	01/01/2026	07/29/2018	A	782,098
3,000,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2031	01/01/2025	A	3,355,410
20,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000	12/01/2018	07/29/2018	A	20,061
500,000	Cook County, IL Community College District No. 508 (City Colleges Chicago)[1]	5.250	12/01/2026	12/01/2023	A	534,640
350,000	Cook County, IL GO1	5.250	11/15/2033	11/15/2020	A	368,424
175,000	Franklin Park, IL GO1	6.250	07/01/2030	07/01/2021	A	194,999
1,000,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.800	06/01/2030	07/29/2018	A	1,002,260
150,000	IL Finance Authority (OSF Healthcare System)[1]	7.000	11/15/2029	05/15/2019	A	156,980
50,000	IL Finance Authority (RUMC/ RNSMC/RCMC Obligated Group)[1]	5.250	11/01/2035	11/01/2018	A	50,624
2,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Expansion)[1]	5.500	06/15/2029	12/11/2026	B	2,241,920
35,000	Markham, IL GO1	5.250	01/01/2023	07/29/2018	A	35,074
1,100,000	Stephenson County, IL School District No. 145 Freeport[1]	5.000	02/01/2031	02/01/2028	A	1,273,998
240,000	Stone Park, IL GO	4.800	02/01/2021	07/29/2018	A	240,206
						12,663,772

5      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Indiana—0.4%
$200,000	Michigan City, IN Multifamily Hsg. (Silver Birch Project)	4.500%	01/01/2026	08/17/2023	B	$194,420
710,000	Terre Haute, IN Multifamily Hsg. (Silver Birch of Terre Haute)	5.100	01/01/2032	07/04/2027	B	699,790
						894,210
Iowa—0.1%
250,000	IA Tobacco Settlement Authority (TASC)[1]	5.600 [3]	06/01/2034	07/29/2018	A	252,423

Kentucky—0.7%
1,000,000	Fayette County, KY School District[1]	5.000	08/01/2031	08/01/2025	A	1,128,020
100,000	KY EDFA (Ashland Hospital)[1]	6.000	02/01/2033	07/29/2018	A	100,219
100,000	KY Property & Building Commission[1]	5.000	05/01/2031	05/01/2028	A	114,890
100,000	KY Property & Building Commission[1]	5.000	05/01/2032	05/01/2028	A	114,617
100,000	KY Property & Building Commission[1]	5.000	05/01/2033	05/01/2028	A	114,165
100,000	KY Property & Building Commission[1]	5.000	05/01/2034	05/01/2028	A	113,626
						1,685,537
Louisiana—2.8%
1,405,000	LA Public Facilities Authority (Nineteenth Judicial District Court Building)[1]	5.000	06/01/2036	06/01/2025	A	1,556,979
2,545,000	LA Public Facilities Authority (Ochsner Clinic Foundation)[1]	5.000	05/15/2034	05/15/2026	A	2,831,338
250,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000	07/01/2028	07/01/2027	A	289,587
400,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000	07/01/2029	07/01/2027	A	459,936
500,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000	07/01/2030	07/01/2027	A	571,540
500,000	New Orleans, LA Sewage Service[1]	5.000	06/01/2026	06/01/2024	A	565,640
						6,275,020
Maryland—1.4%
325,000	Baltimore, MD Convention Center[1]	5.000	09/01/2019	07/29/2018	A	325,673
2,500,000	Baltimore, MD Water[1]	5.000	07/01/2033	01/01/2027	A	2,878,550
						3,204,223
Massachusetts—0.5%
120,000	MA Devel. Finance Agency (Partners Healthcare System)[1]	5.000	07/01/2031	07/01/2021	A	129,649

6      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Massachusetts (Continued)
$130,000	MA Devel. Finance Agency (Partners Healthcare System)	5.000%	07/01/2031	07/01/2021	A	$141,835
700,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000	07/15/2027	07/29/2018	A	705,936
200,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000	07/15/2032	07/29/2018	A	201,698
						1,179,118
Michigan—2.7%
75,000	Charyl Stockwell Academy, MI Public School Academy	4.875	10/01/2023	05/22/2021	B	75,253
500,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2023	07/29/2018	A	501,460
100,000	Grand Rapids, MI Building Authority[1]	5.000	10/01/2028	07/29/2018	A	100,273
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2026	07/01/2024	A	1,120,040
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2027	07/01/2024	A	1,115,950
750,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2029	07/01/2025	A	840,488
245,000	MI Finance Authority (Sparrow Health)[1]	5.000	11/15/2032	05/15/2025	A	274,549
5,000	MI Municipal Bond Authority[1]	6.000	11/01/2020	07/29/2018	A	5,017
1,805,000	Romulus, MI Tax Increment Financing Authority[1]	5.000	11/01/2026	05/07/2026	B	2,067,736
						6,100,766
Minnesota—1.7%
500,000	Dakota County, MN Community Devel. Agency (Sanctuary at West St. Paul)	5.750	08/01/2030	09/28/2025	B	495,685
2,320,000	St. Paul, MN Hsg. & Redevel. Authority (Legends Berry Senior Apartments)	3.750 [4]	09/01/2021	03/01/2020	A	2,321,392
1,040,000	St. Paul, MN Hsg. & Redevel. Authority (Millberry Apartments)	3.750 [4]	03/01/2021	08/01/2019	A	1,040,520
						3,857,597
Mississippi—1.7%
570,000	MS Business Finance Corp. (Mississippi Power Company)[1]	5.150 [4]	09/01/2028	07/29/2018	A	571,482
290,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875	04/01/2022	07/24/2018	A	290,598
2,025,000	MS Devel. Bank (Gulfport Public Improvement)[1]	5.000	11/01/2030	11/01/2027	A	2,323,890

7      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Mississippi (Continued)
$545,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.875%	04/01/2026	04/01/2021	A	$575,776
						3,761,746
Missouri—1.2%
115,000	Kansas City, MO IDA (Sales Tax)	4.250	04/01/2026	03/10/2023	B	118,360
20,000	MO Environmental Improvement & Energy Resources Authority[1]	5.000	01/01/2020	07/29/2018	A	20,054
65,000	MO Environmental Improvement & Energy Resources Authority[1]	5.125	01/01/2020	07/29/2018	A	65,180
40,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500	07/01/2019	07/29/2018	A	40,121
1,285,000	Saint Charles County, MO IDA (Suemandy/Mid-Rivers Community Improvement District)	4.000	10/01/2028	10/01/2028		1,244,972
1,000,000	St. Louis, MO Municipal Finance Corp.[1]	5.000	07/15/2030	07/15/2024	A	1,129,040
						2,617,727
Montana—0.0%
55,000	Kalispell, MT Hsg. & Healthcare (Immanuel Lutheran Corp.)	3.400	11/15/2022	11/15/2018	A	55,045
Nevada—0.2%
60,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2024	06/01/2024		64,303
200,000	North Las Vegas, NV GO1	5.000	05/01/2024	07/29/2018	A	200,246
255,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	07/29/2018	A	255,331
						519,880
New Hampshire—0.0%
100,000	NH H&EFA (Hillside Village)	3.500	07/01/2022	07/01/2019	A	100,330

New Jersey—9.1%
250,000	Atlantic City, NJ GO1	5.000	03/01/2032	03/01/2027	A	281,580
15,000	Burlington County, NJ Bridge Commission[1]	4.500	10/15/2022	07/29/2018	A	15,035
1,000,000	Casino Reinvestment Devel. Authority of NJ (Luxury Tax)[1]	5.000	11/01/2027	11/01/2024	A	1,097,520
1,000,000	NJ EDA[1]	5.000	06/15/2022	06/15/2022		1,087,180
2,000,000	NJ EDA[1]	5.000	06/15/2025	06/15/2025		2,200,460
250,000	NJ EDA (Provident Group-Rowan Properties)[1]	5.000	01/01/2030	01/01/2025	A	271,465
305,000	NJ EDA (School Facilities Construction)[1]	5.000	03/01/2026	03/01/2023	A	324,639
1,000,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000	06/15/2026	06/15/2024	A	1,079,920

8      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Jersey (Continued)
$395,000	NJ Educational Facilities Authority (Rider University)[1]	5.000%	07/01/2032	07/01/2027	A	$432,087
415,000	NJ Educational Facilities Authority (Rider University)[1]	5.000	07/01/2033	07/01/2027	A	452,309
1,000,000	NJ Educational Facilities Authority (Rider University)[1]	5.000	07/01/2035	07/01/2027	A	1,082,770
55,000	NJ Higher Education Assistance Authority[1,2]	5.000	12/01/2025	12/01/2019	A	56,894
3,575,000	NJ Tobacco Settlement Financing Corp.[1]	3.200	06/01/2027	03/27/2021	B	3,619,294
900,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2031	06/01/2028	A	1,038,294
335,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2032	06/01/2028	A	384,938
2,000,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2023	06/15/2023		2,176,940
250,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2027	06/15/2021	A	262,640
710,000	NJ Transportation Trust Fund Authority[1]	5.250	06/15/2030	06/15/2023	A	758,024
250,000	NJ Transportation Trust Fund Authority[1]	5.250	06/15/2032	12/15/2024	A	270,410
3,000,000	NJ Transportation Trust Fund Authority[1]	5.875	12/15/2038	12/15/2018	A	3,047,670
500,000	South Jersey, NJ Transportation Authority[1]	5.000	11/01/2028	11/01/2024	A	555,700
						20,495,769
New Mexico—0.3%
625,000	Farmington, NM Hospital (San Juan Regional Medical Center)[1]	5.000	06/01/2023	07/29/2018	A	626,900

New York—9.1%
500,000	Build NYC Resource Corp. (Metropolitan Lighthouse Charter School)[1]	5.000	06/01/2037	06/01/2027	A	532,910
100,000	L.I., NY Power Authority[1]	5.000	04/01/2023	04/01/2019	A	102,662
500,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.250 [3]	06/01/2026	07/14/2018	A	500,090
350,000	New Rochelle, NY Corp. Devel. (Iona College)[1]	5.000	07/01/2035	07/01/2025	A	378,486
280,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2027	06/01/2026	A	317,694
270,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2030	06/01/2026	A	301,922
250,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2031	06/01/2026	A	278,452
1,875,000	NY MTA, Series C-1[1]	5.000	11/15/2031	11/15/2025	A	2,133,094
2,500,000	NY MTA, Series C-1[1]	5.250	11/15/2031	11/15/2025	A	2,894,275

9      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$1,000,000	NYC GO1	5.000%	08/01/2029	02/01/2025	A	$1,144,880
150,000	NYC GO1	5.250	09/01/2022	09/01/2018	A	150,934
2,250,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	03/01/2019	A	2,328,300
300,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2024	12/01/2024		335,865
35,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	07/29/2018	A	35,046
2,055,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2032	02/15/2025	A	2,342,248
3,000,000	NYS DA (State University of New York)[1]	5.000	07/01/2034	07/01/2025	A	3,369,990
1,405,000	NYS DA (The New School)[1]	5.000	07/01/2036	01/01/2027	A	1,588,451
500,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000	10/01/2030	10/01/2025	A	508,470
1,230,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	07/29/2018	A	1,288,007
						20,531,776
North Carolina—0.5%
1,170,000	NC Capital Facilities Finance Agency (Elizabeth City State University Hsg. Foundation)	5.000	06/01/2028	07/29/2018	A	1,172,726

Ohio—3.7%
3,330,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875	06/01/2030	07/14/2018	A	3,346,650
2,070,000	Greene County, OH Hospital Facility (KHN/KMCtr/DOH/BMCtr Obligated Group[1]	5.375	04/01/2034	04/01/2019	A	2,130,051
460,000	OH Higher Educational Facility Commission (Hiram College)[1]	6.000	10/01/2021	10/01/2018	A	462,364
250,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	254,332
350,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)[1]	5.500	12/01/2029	12/01/2024	A	383,352
1,500,000	Toledo, OH Waterworks[1]	5.000	11/15/2031	05/15/2023	A	1,671,510
						8,248,259
Oklahoma—0.5%
1,000,000	OK Devel. Finance Authority (OU Medicine)[1]	5.000	08/15/2033	08/15/2028	A	1,123,200
Oregon—0.5%
200,000	Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst)[1]	2.800	05/15/2024	11/15/2019	A	200,316

10      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Oregon (Continued)
$135,000	Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst)[1]	3.200%	05/15/2025	05/15/2020	A	$135,459
250,000	Forest Grove, OR Revenue (Pacific University)[1]	5.000	05/01/2036	05/01/2025	A	274,177
295,000	Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza)[1]	5.000	12/01/2025	12/01/2025		332,683
250,000	Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza)[1]	5.000	12/01/2030	12/01/2026	A	278,848
						1,221,483
Pennsylvania—13.0%
1,000,000	Chester County, PA H&EFA (SSS / SRC / SMSvcs / TCS / JP / SM / SHouse Obligated Group)	5.000	12/01/2030	12/01/2025	A	1,038,840
385,000	Coatesville, PA Area School District[1]	5.000	12/01/2025	06/01/2023	A	415,346
335,000	Coatesville, PA Area School District[1]	5.000	12/01/2026	06/01/2023	A	359,988
360,000	Coatesville, PA Area School District[1]	5.000	12/01/2027	06/01/2023	A	386,010
500,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2025	09/25/2022	B	535,525
845,000	Erie County, PA Hospital Authority (St. Vincent’s Health)	7.000	07/01/2027	07/01/2020	A	931,401
1,500,000	Lancaster County, PA Hospital Authority (Masonic Villages of Grand Lodge of Pennyslvania)[1]	5.000	11/01/2029	05/01/2025	A	1,669,230
500,000	Luzerne County, PA GO1	5.000	11/15/2029	11/15/2025	A	561,070
190,000	Luzerne County, PA GO1	6.750	11/01/2023	11/01/2019	A	201,734
1,190,000	Luzerne County, PA GO1	7.000	11/01/2026	11/01/2019	A	1,267,374
2,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2033	06/01/2028	A	2,270,880
1,500,000	PA GO1	5.000	03/15/2031	03/15/2025	A	1,681,770
3,000,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2030	12/01/2026	A	3,395,370
1,055,000	PA Turnpike Commission[1]	5.000	12/01/2028	06/01/2025	A	1,195,642
3,000,000	PA Turnpike Commission[1]	5.000	12/01/2034	12/01/2027	A	3,396,660
2,500,000	PA Turnpike Commission[1]	5.000	12/01/2038	12/01/2027	A	2,811,200
250,000	PA Turnpike Commission[1]	5.250	12/01/2034	12/01/2025	A	284,275
1,000,000	Philadelphia, PA Authority for Industrial Devel. (City Service Agreement)[1]	5.000	12/01/2035	06/01/2027	A	1,107,490

11      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$1,310,000	Philadelphia, PA Authority for Industrial Devel. (City Service Agreement)[1]	5.000%	12/01/2037	06/01/2027	A	$1,444,511
1,000,000	Philadelphia, PA Authority for Industrial Devel. (La Salle University)[1]	5.000	05/01/2034	11/01/2027	A	1,105,030
40,000	Philadelphia, PA Hsg. Authority[1]	5.500	12/01/2019	07/29/2018	A	40,125
745,000	Philadelphia, PA School District[1]	5.000	09/01/2025	09/01/2025		844,457
510,000	Philadelphia, PA School District[1]	5.000	09/01/2032	09/01/2028	A	583,363
30,000	Reading, PA School District[1]	5.000	03/01/2035	03/01/2027	A	33,862
25,000	Reading, PA School District[1]	5.000	03/01/2036	03/01/2027	A	28,158
110,000	Scranton, PA School District[1]	5.000	12/01/2032	12/01/2027	A	123,505
90,000	Scranton, PA School District[1]	5.000	12/01/2033	12/01/2027	A	100,666
225,000	Washington County, PA Redevel. Authority[1]	5.000	07/01/2028	02/22/2026	A	235,082
500,000	West Shore, PA Area Authority (ML/MFS/MLCSS/Mhome/CAHA Obligated Group)[1]	5.000	07/01/2030	07/01/2025	A	539,415
500,000	Wilkes-Barre, PA Area School District[1]	5.000	08/01/2028	02/01/2027	A	570,660
						29,158,639
Rhode Island—0.3%
500,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	548,295
35,000	RI Clean Water Protection Finance Agency[1]	5.125	10/01/2019	07/29/2018	A	35,099
						583,394
South Carolina—1.2%
500,000	Greenville, SC Hospital System[1]	5.000	05/01/2024	05/01/2022	A	551,495
2,000,000	Piedmont, SC Municipal Power Agency[1]	5.000	01/01/2030	01/01/2025	A	2,212,060
						2,763,555
South Dakota—0.3%
550,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	5.000	06/01/2026	06/01/2023	A	602,239

Tennessee—1.0%
1,305,000	Chattanooga-Hamilton County, TN Hospital Authority[1]	5.000	10/01/2039	10/01/2024	A	1,405,537
500,000	Knox County, TN HE&HFB (Covenant Health)[1]	5.000	01/01/2025	01/01/2023	A	555,075
300,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2020	09/01/2020		320,052
						2,280,664

12      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas—10.0%
$1,500,000	Arlington, TX Higher Education Finance Corp. (Harmony Public Schools)[1]	5.000%	02/15/2032	02/15/2025	A	$1,694,145
125,000	Arlington, TX Higher Education Finance Corp. (UMEP)	4.550	08/15/2028	02/11/2026	B	124,494
115,000	Arlington, TX Higher Education Finance Corp. (UMEP)	5.000	08/15/2038	08/15/2027	A	115,077
70,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital (GRMC)[1]	5.500	08/15/2036	08/15/2018	A	70,335
1,000,000	Dallas County, TX Flood Control District	5.000	04/01/2028	04/01/2023	A	1,043,200
125,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2025	11/01/2020	A	133,661
125,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2026	11/01/2020	A	133,572
35,000	Greenville, TX Electric Utility System[1]	4.650	02/15/2029	07/29/2018	A	35,090
1,000,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2030	11/15/2024	A	1,120,010
2,500,000	Houston, TX Airport System[1]	5.250	07/01/2029	07/29/2018	A	2,506,950
2,000,000	Houston, TX Airport System[1]	5.500	07/01/2039	07/29/2018	A	2,005,920
250,000	Houston, TX Higher Education Finance Corp. (Kipp)[1]	5.000	08/15/2029	08/15/2025	A	284,913
20,000	Huntsville, TX GO COP[1]	5.000	08/15/2023	07/29/2018	A	20,055
350,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)	5.000	11/15/2026	03/20/2025	B	355,156
670,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University-Collegiate Hsg. Corpus Christi II)[1]	5.000	04/01/2031	04/01/2026	A	702,374
100,000	St. George Place, TX Redevel. Authority[1]	5.350	09/01/2018	07/29/2018	A	100,290
225,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living Ventana)	3.875	11/15/2022	05/15/2019	A	225,135
635,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (CHlth/CSHSC/CHGC/ CHST/CSRHCC/CHALT Obligated Group)[1]	6.250	07/01/2028	01/01/2019	A	650,151
500,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.000	12/15/2026	12/15/2022	A	547,250
3,925,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	4,572,782
2,000,000	TX SA Energy Acquisition Public Facility Corp. (Gas Supply)[1]	5.500	08/01/2025	08/01/2025		2,323,580

13      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$665,000	Viridian, TX Municipal Management District[1]	6.000%	12/01/2029	12/01/2024	A	$799,450
1,005,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2029	12/01/2024	A	1,208,191
920,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2030	12/01/2024	A	1,107,211
500,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2030	12/01/2024	A	601,745

						22,480,737
Vermont—1.0%
1,000,000	Burlington, VT Airport, Series A1	5.000	07/01/2030	07/01/2024	A	1,106,090
250,000	Burlington, VT GO1	5.000	11/01/2021	11/01/2021		272,587
250,000	Burlington, VT GO1	5.000	11/01/2027	11/01/2022	A	274,508
500,000	VT Educational & Health Buildings Financing Agency (Middlebury College)[1]	5.000	11/01/2028	11/01/2022	A	556,385

						2,209,570
Washington—1.0%
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	07/29/2018	A	25,002
525,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.375	10/01/2033	10/01/2018	A	531,410
500,000	WA Health Care Facilities Authority (Central Washington Health Services Association)[1]	5.000	07/01/2030	07/01/2025	A	551,720
500,000	WA Hsg. Finance Commission (Heron’s Key)	6.000	07/01/2025	08/13/2023	B	528,000
465,000	WA Hsg. Finance Commission (Lutheran Retirement Home of Greater Seattle)	3.125	07/01/2023	07/01/2019	A	465,428
100,000	WA Kalispel Tribe Indians Priority District	5.000	01/01/2032	08/22/2027	A	101,892
100,000	WA Kalispel Tribe Indians Priority District	5.000	01/01/2032	08/26/2027	A	101,892

						2,305,344
Wisconsin—1.2%
2,000,000	WI H&EFA (Ascension Health Credit Group)[1]	4.000	11/15/2036	05/15/2026	A	2,057,080
500,000	WI H&EFA (Marshfield Clinic)1	5.000	02/15/2028	02/15/2022	A	537,035

						2,594,115

Total Investments, at Value (Cost $222,280,284)—100.0%						225,032,059
Net Other Assets (Liabilities)—0.0						(21,588)

Net Assets—100.0%						$225,010,471

14      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

  A. Optional call date; corresponds to the most conservative yield calculation.

  B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

  C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

To simplify the listings of securities, abbreviations are used per the table below:

AMS	ACTS Management Services, Inc.
ARLC	ACTS Retirement-Life Communities, Inc.
ASCS	ACTS Signature Community Services, Inc.
ASUN	Arizona State University
AT	Azalea Trace, Inc.
BMCtr	Beavercreek Medical Center
BMH	Bakersfield Memorial Hospital
CAHA	Capital Area Health Associates
CASvcs	Children’s Anesthesia Services
CDA	Communities Devel. Authority
CHA	Children’s Healthcare of Atlanta
CHAF	Children’s Healthcare of Atlanta Foundation
CHALT	Christus Health Ark-La-Tex
CHF	City Hospital Foundation
CHGC	Christus Health Gulf Coast
CHlth	Christus Health
CHST	Christus Health Southeast Texas
CMF	CHCW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COP	Certificates of Participation
CSHSC	Christus Spohn Health System Corporation
CSRHCC	Christus Santa Rosa Health Care Corporation
CSS	Children’s Sedation Services
DA	Dormitory Authority
DHlth	Dignity Health
DHR	Department of Human Resources
DOH	Dayton Osteopathic Hospital
EAS	Egleston Affilated Services
ECHEU	Egleston Children’s Hospital at Emory University
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
EPG	Egleston Pediatric Group
GO	General Obligation

15      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

GRMC	Guadalupe Regional Medical Center
H&EFA	Health and Educational Facilities Authority
HE&HFB	Higher Educational and Housing Facility Board
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IDA	Industrial Devel. Agency
JFK	John Fitzgerald Kennedy
JP	Jenner’s Pond
KHN	Kettering Health Network
KMCtr	Kettering Medical Center
L.I.	Long Island
LVE	Lanier Village Estates, Inc.
MFS	Messiah Family Services
Mhome	Messiah Home
ML	Messiah Lifeways
MLCSS	Messiah Lifeways Community Support Services
MRC	Methodist Retirement Communities
MSrH	Mercy Senior Housing
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
OU	Oklahoma University
RCMC	Rush-Copley Medical Center
RNSMC	Rush North Shore Medical Center
RUMC	Rush University Medical Center
SFMH	St. Francis Memorial Hospital
SHouse	Simpson House
SM	Simpson Meadows
SMSvcs	Simpson Management Services
SNVMMH	Sierra Nevada Memorial-Miners Hospital
SRC	Simpson Retirement Communities
SRCMC	Scottish Rite Children’s Medical Center
SSS	Simpson Senior Services
TASC	Tobacco Settlement Asset-Backed Bonds
TCS	Third Century Services
UMEP	UME Preparatory Academy
VOA	Volunteers of America

16      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2018 Unaudited

1. Organization

Oppenheimer Intermediate Term Municipal Fund (the “Fund”), formerly known as Oppenheimer Rochester Intermediate Term Municipal Fund, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information

17      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$240,722	$—	$240,722
Arizona	—	7,094,872	—	7,094,872
California	—	36,371,583	—	36,371,583
Colorado	—	1,738,240	—	1,738,240
District of Columbia	—	1,240,416	—	1,240,416
Florida	—	13,720,178	—	13,720,178
Georgia	—	3,060,284	—	3,060,284

18      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
Illinois	$—	$12,663,772	$—	$12,663,772
Indiana	—	894,210	—	894,210
Iowa	—	252,423	—	252,423
Kentucky	—	1,685,537	—	1,685,537
Louisiana	—	6,275,020	—	6,275,020
Maryland	—	3,204,223	—	3,204,223
Massachusetts	—	1,179,118	—	1,179,118
Michigan	—	6,100,766	—	6,100,766
Minnesota	—	3,857,597	—	3,857,597
Mississippi	—	3,761,746	—	3,761,746
Missouri	—	2,617,727	—	2,617,727
Montana	—	55,045	—	55,045
Nevada	—	519,880	—	519,880
New Hampshire	—	100,330	—	100,330
New Jersey	—	20,495,769	—	20,495,769
New Mexico	—	626,900	—	626,900
New York	—	20,531,776	—	20,531,776
North Carolina	—	1,172,726	—	1,172,726
Ohio	—	8,248,259	—	8,248,259
Oklahoma	—	1,123,200	—	1,123,200
Oregon	—	1,221,483	—	1,221,483
Pennsylvania	—	29,158,639	—	29,158,639
Rhode Island	—	583,394	—	583,394
South Carolina	—	2,763,555	—	2,763,555
South Dakota	—	602,239	—	602,239
Tennessee	—	2,280,664	—	2,280,664
Texas	—	22,480,737	—	22,480,737
Vermont	—	2,209,570	—	2,209,570
Washington	—	2,305,344	—	2,305,344
Wisconsin	—	2,594,115	—	2,594,115

Total Assets	$—	$225,032,059	$—	$225,032,059

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms

19      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$3,218,624

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their

20      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

4. Market Risk Factors (Continued)

value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

21      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Item 2.	Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Intermediate Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/17/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/17/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	8/17/2018